Deferred Income	6 Months Ended
Jun. 30, 2024
Deferred Income
Deferred Income

12. Deferred Income

The following table summarizes details of deferred income at June 30, 2024 and December 31, 2023. The nature of the deferred income is described in Note 14 and 15.

	June 30,	December 31,
	2024	2023
	€1,000	€1,000
Payments from Eli Lilly	23,341	20,569
Payments from Rett Syndrome Research Trust	486	—
Current deferred income	23,827	20,569

Payments from Eli Lilly	34,840	44,170
Non-current deferred income	34,840	44,170

Total deferred income	58,667	64,739